UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Distillate International Fundamental Stability & Value ETF
DSTX (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate International Fundamental Stability & Value ETF	$61	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly 1000 mid- and large-capitalization stocks listed outside the U.S. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of international stocks over the long-term.
During the period, the Fund benefited from strong global equity market returns, though the fund did not keep pace with the returns of its primary benchmark, the Morningstar Global Markets ex-US Index. Relative to that index, the Fund on average holds companies with more attractive valuation metrics such as Price/Cash Flow or Price/Earnings ratios.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR, Alibaba Group Holding, Ltd., UCB SA

Top Detractors
↓	Stellantis NV, Li Auto, Inc. - Class A, Burberry Group PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Distillate International Fundamental Stability & Value ETF	PAGE 1	TSR-AR-26922B501

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/14/2020)
Distillate International Fundamental Stability & Value ETF NAV	21.89	3.43
Morningstar Global Markets ex-US NR USD	24.85	5.57
Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$36,277,067
Number of Holdings	102
Net Advisory Fee	$185,585
Portfolio Turnover	117%
30-Day SEC Yield	2.05%
30-Day SEC Yield Unsubsidized	2.05%
Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Alibaba Group Holding, Ltd.	3.3%
Samsung Electronics Company, Ltd.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
SK Hynix, Inc.	2.5%
Roche Holding AG	2.4%
British American Tobacco PLC	1.8%
JD.com, Inc.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.4%
London Stock Exchange Group PLC	1.3%
Dr Ing hc F Porsche AG	1.2%
Geographic Breakdown (%)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate International Fundamental Stability & Value ETF	PAGE 2	TSR-AR-26922B501

Distillate Small/Mid Cash Flow ETF
DSMC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate Small/Mid Cash Flow ETF	$60	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations and strong balance sheets, from a starting universe of U.S. listed small- and mid-capitalization stocks. By avoiding stocks with excessive valuations or significant indebtedness, the Fund aims to outperform a broad benchmark of similarly sized U.S. stocks over the long-term.
During the period, the Fund benefited from very strong U.S. equity returns broadly, though the fund did not keep pace with the returns of its primary benchmark, the Russell 2000 Index. Relative to that index, the Fund holds a portfolio of companies with much less debt, measured by Net Debt to Earnings Before Interest Taxes Depreciation and Amortization (EBITDA), and with more attractive valuation metrics such as Price to Cash Flow or Price to Earnings ratios.

Top Contributors
↑	Dick’s Sporting Goods, Inc., Williams-Sonoma, Inc., Toll Brothers, Inc.

Top Detractors
↓	Atkore, Inc., APA Corporation, Forward Air Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Distillate Small/Mid Cash Flow ETF	PAGE 1	TSR-AR-26922B667

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/05/2022)
Distillate Small/Mid Cash Flow ETF NAV	18.91	21.82
Russell 3000 Total Return	35.19	24.32
Russell 2000 Total Return	26.76	14.29
Morningstar US Small Cap TR USD	26.04	16.48
Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$99,059,446
Number of Holdings	151
Net Advisory Fee	$360,536
Portfolio Turnover	114%
30-Day SEC Yield	1.09%
30-Day SEC Yield Unsubsidized	1.09%
Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Dillard’s, Inc.	1.7%
Toll Brothers, Inc.	1.6%
Owens Corning	1.5%
Crocs, Inc.	1.5%
Alpha Metallurgical Resources, Inc.	1.4%
WEX, Inc.	1.4%
Chesapeake Energy Corporation	1.3%
Qorvo, Inc.	1.3%
Chord Energy Corporation	1.3%
Etsy, Inc.	1.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate Small/Mid Cash Flow ETF	PAGE 2	TSR-AR-26922B667

Distillate U.S. Fundamental Stability & Value ETF
DSTL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate U.S. Fundamental Stability & Value ETF	$45	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly the largest 500 U.S. listed stocks. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of large-capitalization U.S. stocks over the long-term.
During the period, the Fund benefited from very strong U.S. equity returns broadly, though the fund did not keep pace with the returns of its primary benchmark, the S&P 500 Index. Relative to that index, the Fund on average holds much smaller companies and ones with significantly more attractive valuation metrics as defined by Distillate’s proprietary Free Cash Flow methodology.

Top Contributors
↑	Broadcom, Inc., T-Mobile US, Inc., Home Depot, Inc.

Top Detractors
↓	Bristol-Myers Squibb Company, Humana, Inc., CVS Health Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Distillate U.S. Fundamental Stability & Value ETF	PAGE 1	TSR-AR-26922A321

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2018)
Distillate U.S. Fundamental Stability & Value ETF NAV	28.82	16.82	16.18
S&P 500 TR	36.35	15.98	15.26
Russell 1000 Value Total Return	27.76	10.69	10.58
Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,072,964,883
Number of Holdings	101
Net Advisory Fee	$6,577,459
Portfolio Turnover	87%
30-Day SEC Yield	1.25%
30-Day SEC Yield Unsubsidized	1.25%
Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
UnitedHealth Group, Inc.	3.2%
Johnson & Johnson	2.7%
AbbVie, Inc.	2.6%
T-Mobile US, Inc.	2.2%
Cisco Systems, Inc.	2.0%
Comcast Corporation	1.9%
Amgen, Inc.	1.8%
Salesforce, Inc.	1.7%
QUALCOMM, Inc.	1.6%
Cigna Group	1.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 2	TSR-AR-26922A321

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$ 47,000	$ 45,500
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 10,500	$ 10,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Distillate Capital ETFs
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Annual Financial Statements and Additional Information
September 30, 2024

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 2.2%
Computershare, Ltd.	15,311	$ 268,418
Rio Tinto, Ltd.	3,946	353,499
Sonic Healthcare, Ltd.	10,235	193,348
		815,265
Brazil - 2.6%
JBS SA	61,300	355,814
PRIO SA	38,624	307,883
TIM SA	84,104	290,035
		953,732
Canada - 7.0%
Agnico Eagle Mines, Ltd.	3,772	304,200
Alimentation Couche-Tard, Inc.	6,505	360,027
Canadian Natural Resources, Ltd.	11,635	386,785
CGI, Inc.(a)	2,896	333,599
Magna International, Inc.	7,376	302,711
Open Text Corporation	8,545	284,760
TFI International, Inc.	2,096	287,416
Tourmaline Oil Corporation	5,647	262,547
		2,522,045
China - 10.6%
Alibaba Group Holding, Ltd.	83,700	1,185,323
Baidu, Inc. - Class A(a)	31,600	429,605
China Coal Energy Company, Ltd. - H-Shares	310,000	387,126
JD Health International, Inc.(a)(b)	88,250	397,651
JD.com, Inc. - Class A	29,250	629,247
Kuaishou Technology(a)(b)	54,100	382,026
NetEase, Inc.	21,600	418,513
		3,829,491
Denmark - 1.4%
Genmab AS(a)	1,018	246,899
Pandora AS	1,633	269,538
		516,437
France - 11.0%
Bureau Veritas SA	9,306	309,293
Capgemini SE	1,299	281,178
Cie de Saint-Gobain SA	4,301	392,265
Danone SA	5,032	366,946
Legrand SA	2,712	312,660
LVMH Moet Hennessy Louis Vuitton SE	1,243	955,119
Publicis Groupe SA	2,867	314,211
Teleperformance SE	2,896	300,583
Thales SA	2,024	322,003
Vinci SA	3,812	446,496
		4,000,754
Germany - 4.9%
Deutsche Boerse AG	1,549	364,249
Deutsche Post AG	9,013	402,659

	Shares	Value
Heidelberg Materials AG	3,476	$ 378,627
Merck KGaA	2,219	391,288
Puma SE	6,016	251,780
		1,788,603
Hong Kong - 0.9%
Geely Automobile Holdings, Ltd.	198,000	310,478
Indonesia - 1.8%
Astra International Tbk PT	887,900	296,162
Telkom Indonesia Persero Tbk PT	1,746,000	344,818
		640,980
Ireland - 1.6%
Kerry Group PLC - Class A	2,682	278,820
Smurfit WestRock PLC	5,980	299,834
		578,654
Italy - 0.9%
Moncler SpA	5,110	325,185
Japan - 19.5%
Astellas Pharma, Inc.	23,100	265,979
Bandai Namco Holdings, Inc.	12,900	295,445
Denso Corporation	28,200	419,037
Isuzu Motors, Ltd.	21,400	288,894
Japan Tobacco, Inc.	13,600	397,332
KDDI Corporation	11,900	382,191
MatsukiyoCocokara & Company	15,900	261,554
MinebeaMitsumi, Inc.	13,300	262,020
Murata Manufacturing Company, Ltd.	16,400	321,774
NEC Corporation	3,600	346,057
Nexon Company, Ltd.	12,000	237,374
Nidec Corporation	14,000	294,211
Nippon Paint Holdings Company, Ltd.	42,400	325,322
Niterra Company, Ltd.	7,300	203,884
Nitto Denko Corporation	16,500	275,519
Ono Pharmaceutical Company, Ltd.	14,400	192,433
Otsuka Corporation	9,800	242,808
Secom Company, Ltd.	8,800	325,694
Shin-Etsu Chemical Company, Ltd.	8,600	359,355
Shionogi & Company, Ltd.	17,400	249,797
Suntory Beverage & Food, Ltd.	8,000	301,678
Toyota Tsusho Corporation	15,100	272,885
Trend Micro, Inc.	4,300	255,102
Yakult Honsha Company, Ltd.	13,500	313,245
		7,089,590
Mexico - 4.9%
America Movil SAB de CV(a)	523,599	431,925
Cemex SAB de CV	437,200	268,761
Fomento Economico Mexicano SAB de CV	35,800	354,548
Grupo Mexico SAB de CV - Class B	64,174	360,124

The accompanying notes are an integral part of these financial statements.

1

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mexico - (Continued)
Wal-Mart de Mexico SAB de CV	117,043	$ 354,736
		1,770,094
Norway - 0.6%
Norsk Hydro ASA	32,821	213,329
South Africa - 1.3%
Gold Fields, Ltd.	14,301	223,098
Harmony Gold Mining Company, Ltd.	24,803	256,400
		479,498
South Korea - 8.2%
Doosan Bobcat, Inc.	8,802	273,274
Hyundai Glovis Company, Ltd.	3,123	291,595
Kia Corporation	5,549	423,908
Samsung Electronics Company, Ltd. - GDR(b)	887	1,094,824
SK Hynix, Inc.	6,686	892,694
		2,976,295
Sweden - 2.8%
Essity AB - Class B	10,589	331,044
H & M Hennes & Mauritz AB - Class B	20,395	347,676
Volvo AB - Class B	12,827	339,384
		1,018,104
Switzerland - 5.3%
Cie Financiere Richemont SA	2,823	447,771
Coca-Cola HBC AG	8,892	317,742
Roche Holding AG - ADR	21,991	878,540
Temenos AG	3,814	267,665
		1,911,718
Taiwan - 2.0%
ASE Technology Holding Company, Ltd. - ADR	23,214	226,569
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,882	500,517
		727,086
Thailand - 1.0%
Advanced Info Service PCL - NVDR	43,200	349,064
United Kingdom - 7.8%
Auto Trader Group PLC(b)	24,296	282,810
British American Tobacco PLC - ADR	17,639	645,234
Bunzl PLC	6,147	291,387
Hargreaves Lansdown PLC	17,527	262,016
Intertek Group PLC	4,169	288,551
JD Sports Fashion PLC	154,271	318,777

	Shares	Value
London Stock Exchange Group PLC	3,422	$ 469,107
Next PLC	2,189	287,220
		2,845,102
TOTAL COMMON STOCKS (Cost $32,422,890)		$35,661,504
PREFERRED STOCKS - 1.2%
Germany - 1.2%
Dr Ing hc F Porsche AG(b)	5,616	448,142
TOTAL PREFERRED STOCKS (Cost $514,836)		448,142
	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)	138	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.82%(e)	280,761	280,761
TOTAL SHORT-TERM INVESTMENTS (Cost $280,761)		280,761
TOTAL INVESTMENTS - 100.3% (Cost $33,218,487)		$36,390,407
Liabilities in Excess of Other Assets - (0.3)%		(113,340)
TOTAL NET ASSETS - 100.0%		$36,277,067

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,605,453 or 7.2% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

2

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2024(Continued)
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.4%
Basic Materials - 3.0%
CF Industries Holdings, Inc.	14,600	$1,252,680
Cleveland-Cliffs, Inc.(a)	43,768	558,917
Mosaic Company	22,170	593,713
Sylvamo Corporation	7,057	605,844
		3,011,154
Communications - 6.1%
Cars.com, Inc.(a)	26,091	437,285
Etsy, Inc.(a)	22,562	1,252,868
Extreme Networks, Inc.(a)	29,810	448,044
InterDigital, Inc.	8,467	1,199,181
Interpublic Group of Companies, Inc.	22,197	702,091
Scholastic Corporation	14,575	466,546
Shutterstock, Inc.	14,295	505,614
TripAdvisor, Inc.(a)	33,826	490,139
Ziff Davis, Inc.(a)	10,609	516,234
		6,018,002
Consumer, Cyclical - 26.6%(b)
Academy Sports & Outdoors, Inc.	13,290	775,604
Allison Transmission Holdings, Inc.	8,277	795,171
Bath & Body Works, Inc.	25,354	809,300
BlueLinx Holdings, Inc.(a)	5,338	562,732
BorgWarner, Inc.	19,496	707,510
Buckle, Inc.	12,025	528,739
Caleres, Inc.	12,006	396,798
Carter’s, Inc.	13,362	868,263
Columbia Sportswear Company	8,436	701,791
Crocs, Inc.(a)	10,151	1,469,966
Dillard’s, Inc. - Class A	4,299	1,649,483
Ethan Allen Interiors, Inc.	15,014	478,796
Everi Holdings, Inc.(a)	37,998	499,294
G-III Apparel Group, Ltd.(a)	17,969	548,414
GMS, Inc.(a)	7,118	644,677
Golden Entertainment, Inc.	14,412	458,157
KB Home	12,832	1,099,574
LCI Industries	5,806	699,855
LKQ Corporation	15,749	628,700
Malibu Boats, Inc. - Class A(a)	13,126	509,420
Monarch Casino & Resort, Inc.	6,568	520,645
ODP Corporation(a)	16,358	486,651
Oxford Industries, Inc.	6,922	600,553
PC Connection, Inc.	6,657	502,138
REV Group, Inc.	15,543	436,137
Sally Beauty Holdings, Inc.(a)	35,980	488,249
Signet Jewelers, Ltd.	9,746	1,005,202
Steven Madden Ltd.	12,096	592,583
Tapestry, Inc.	20,335	955,338
Taylor Morrison Home Corporation(a)	10,527	739,627
Thor Industries, Inc.	7,231	794,615
Toll Brothers, Inc.	10,230	1,580,433

	Shares	Value
Tri Pointe Homes, Inc.(a)	13,032	$590,480
Victoria’s Secret & Company(a)	25,021	643,040
Vista Outdoor, Inc.(a)	13,248	519,057
Wabash National Corporation	24,074	461,980
Winnebago Industries, Inc.	9,550	554,951
		26,303,923
Consumer, Non-cyclical - 17.7%
Andersons, Inc.	9,430	472,820
Brink’s Company	6,839	790,862
Cal-Maine Foods, Inc.	8,464	633,446
Collegium Pharmaceutical, Inc.(a)	13,175	509,082
DENTSPLY SIRONA, Inc.	23,702	641,376
Envista Holdings Corporation(a)	28,314	559,485
Euronet Worldwide, Inc.(a)	6,367	631,797
Grand Canyon Education, Inc.(a)	4,724	670,099
Harmony Biosciences Holdings, Inc.(a)	13,197	527,880
Heidrick & Struggles International, Inc.	12,271	476,851
Innoviva, Inc.(a)	24,050	464,406
Insperity, Inc.	6,187	544,456
Jazz Pharmaceuticals PLC(a)	9,086	1,012,271
John Wiley & Sons, Inc. - Class A	10,104	487,518
Korn Ferry	7,648	575,436
ManpowerGroup, Inc.	7,811	574,265
Molson Coors Beverage Company - Class B	15,511	892,193
Pacira BioSciences, Inc.(a)	30,738	462,607
Pediatrix Medical Group, Inc.(a)	41,702	483,326
Perdoceo Education Corporation	20,624	458,678
Premier, Inc. - Class A	23,485	469,700
Prestige Consumer Healthcare, Inc.(a)	7,394	533,107
PROG Holdings, Inc.	11,478	556,568
Quanex Building Products Corporation	18,325	508,519
Repay Holdings Corporation(a)	53,890	439,742
Robert Half, Inc.	12,781	861,567
Supernus Pharmaceuticals, Inc.(a)	14,083	439,108
Vector Group, Ltd.	32,424	483,766
WEX, Inc.(a)	6,760	1,417,775
		17,578,706
Energy - 17.6%
Alpha Metallurgical Resources, Inc.	6,055	1,430,070
Antero Resources Corporation(a)	23,383	669,923
APA Corporation	26,936	658,854
Arch Resources, Inc.	7,865	1,086,628
California Resources Corporation	11,563	606,711
ChampionX Corporation	18,157	547,433
Chord Energy Corporation	9,995	1,301,649
Civitas Resources, Inc.	12,892	653,238
CONSOL Energy, Inc.	7,725	808,421
Expand Energy Corporation	15,995	1,315,589
Gulfport Energy Corporation(a)	5,338	807,906
Helix Energy Solutions Group, Inc.(a)	41,257	457,953
HF Sinclair Corporation	15,924	709,733
Kimbell Royalty Partners LP	29,068	467,704

The accompanying notes are an integral part of these financial statements.

4

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Magnolia Oil & Gas Corporation - Class A	21,793	$532,185
Matador Resources Company	13,488	666,577
Murphy Oil Corporation	17,205	580,497
Ovintiv, Inc.	19,597	750,761
Range Resources Corporation	19,108	587,762
RPC, Inc.	71,717	456,120
SM Energy Company	15,990	639,120
Southwestern Energy Company(a)	80,169	570,002
SunCoke Energy, Inc.	51,008	442,749
Warrior Met Coal, Inc.	10,422	665,966
		17,413,551
Financial - 3.9%
Artisan Partners Asset Management, Inc. - Class A	12,110	524,605
eXp World Holdings, Inc.	37,584	529,559
Federated Hermes, Inc. - Class B	15,059	553,719
International Money Express, Inc.(a)	25,817	477,356
SEI Investments Company	9,018	623,955
Victory Capital Holdings, Inc. - Class A	9,609	532,339
Virtus Investment Partners, Inc.	2,715	568,657
		3,810,190
Industrial - 15.7%
American Woodmark Corporation(a)	6,117	571,634
Apogee Enterprises, Inc.	7,231	506,278
Ardmore Shipping Corporation	24,704	447,142
Argan, Inc.	6,531	662,439
Atkore, Inc.	14,545	1,232,543
Atmus Filtration Technologies, Inc.	15,352	576,161
Boise Cascade Company	6,086	858,004
CTS Corporation	9,800	474,124
Dorian LPG, Ltd.	13,376	460,402
Genco Shipping & Trading, Ltd.	26,428	515,346
Gibraltar Industries, Inc.(a)	7,444	520,559
Hub Group, Inc. - Class A	10,924	496,496
International Seaways, Inc.	10,795	556,590
Janus International Group, Inc.(a)	44,092	445,770
Masterbrand, Inc.(a)	29,398	545,039
Matson, Inc.	5,908	842,599
Oshkosh Corporation	7,927	794,365
Owens Corning	8,696	1,535,018
Sterling Infrastructure, Inc.(a)	6,357	921,892
Sturm Ruger & Company, Inc.	11,219	467,608
Teekay Tankers, Ltd. - Class A(a)	9,142	532,522
Terex Corporation	11,718	619,999
World Kinect Corporation	17,048	526,954
Worthington Enterprises, Inc.	10,480	434,396
		15,543,880
Technology - 7.8%
Adeia, Inc.	36,567	435,513

	Shares	Value
Amdocs, Ltd.	8,725	$763,263
Cohu, Inc.(a)	17,492	449,544
Diodes, Inc.(a)	8,701	557,647
Dropbox, Inc. - Class A(a)	23,333	593,358
DXC Technology Company(a)	23,718	492,149
Genpact, Ltd.	14,547	570,388
GigaCloud Technology, Inc. - Class A(a)	25,215	579,441
Kulicke & Soffa Industries, Inc.	12,104	546,254
NetScout Systems, Inc.(a)	21,847	475,172
Photronics, Inc.(a)	18,243	451,697
Qorvo, Inc.(a)	12,657	1,307,468
Teradata Corporation(a)	18,001	546,150
		7,768,044
TOTAL COMMON STOCKS (Cost $94,959,432)		97,447,450
	Units
MASTER LIMITED PARTNERSHIPS - 1.4%
Energy - 0.9%
Alliance Resource Partners LP	19,520	488,000
Black Stone Minerals LP	30,892	466,469
		954,469
Financial - 0.5%
AllianceBernstein Holding LP	14,036	489,716
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,320,953)		1,444,185
	Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.82%(c)	187,424	187,424
TOTAL SHORT-TERM INVESTMENTS (Cost $187,424)		187,424
TOTAL INVESTMENTS - 100.0% (Cost $96,467,809)		$99,079,059
Liabilities in Excess of Other Assets - (0.0)%(d)		(19,613)
TOTAL NET ASSETS - 100.0%		$99,059,446

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 7 in the Notes to Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Basic Materials - 0.8%
Eastman Chemical Company	135,508	$15,170,121
Communications - 11.5%
Airbnb, Inc. - Class A(a)	157,253	19,941,253
Booking Holdings, Inc.	6,635	27,947,416
Cisco Systems, Inc.	780,807	41,554,548
Comcast Corporation - Class A	939,256	39,232,723
F5, Inc.(a)	66,678	14,682,496
GoDaddy, Inc. - Class A(a)	100,829	15,807,971
Omnicom Group, Inc.	167,500	17,317,825
T-Mobile US, Inc.	220,242	45,449,139
VeriSign, Inc.(a)	82,976	15,762,121
		237,695,492
Consumer, Cyclical - 13.3%
Crocs, Inc.(a)	104,365	15,113,096
Cummins, Inc.	54,974	17,800,031
Darden Restaurants, Inc.	91,094	14,951,258
Dick's Sporting Goods, Inc.	70,553	14,724,411
Ferguson Enterprises, Inc.	85,128	16,903,867
Genuine Parts Company	111,229	15,536,467
Lennar Corporation - Class A	102,993	19,309,128
LKQ Corporation	380,264	15,180,139
Lowe's Companies, Inc.	103,247	27,964,450
NVR, Inc.(a)	1,707	16,748,742
PACCAR, Inc.	218,561	21,567,599
PulteGroup, Inc.	123,407	17,712,607
Tempur Sealy International, Inc.	272,891	14,899,849
Toll Brothers, Inc.	107,333	16,581,875
Ulta Beauty, Inc.(a)	39,003	15,176,847
Williams-Sonoma, Inc.	102,689	15,908,580
		276,078,946
Consumer, Non-Cyclical - 31.3%(b)
Abbott Laboratories	260,902	29,745,437
AbbVie, Inc.	274,226	54,154,151
Altria Group, Inc.	582,456	29,728,554
Amgen, Inc.	114,505	36,894,656
Automatic Data Processing, Inc.	94,824	26,240,646
Avery Dennison Corporation	69,203	15,277,254
Cigna Group	95,259	33,001,528
Corpay, Inc.(a)	51,809	16,203,783
Elevance Health, Inc.	57,701	30,004,520
General Mills, Inc.	247,300	18,263,105
Globus Medical, Inc. - Class A(a)	203,834	14,582,284
Hershey Company	88,418	16,956,804
Hormel Foods Corporation	491,762	15,588,855
ICON PLC(a)	54,155	15,559,273
Jazz Pharmaceuticals PLC(a)	142,063	15,827,239
Johnson & Johnson	341,399	55,327,122
Kroger Company	328,228	18,807,464
McKesson Corporation	48,678	24,067,377
Medpace Holdings, Inc.(a)	40,979	13,678,790

	Shares	Value
PayPal Holdings, Inc.(a)	293,357	$22,890,647
Quest Diagnostics, Inc.	100,997	15,679,784
Sysco Corporation	234,977	18,342,305
UnitedHealth Group, Inc.	114,644	67,030,054
Universal Health Services, Inc. - Class B	64,671	14,810,306
US Foods Holding Corporation(a)	248,988	15,312,762
WEX, Inc.(a)	71,280	14,949,554
		648,924,254
Energy - 3.9%
Diamondback Energy, Inc.	117,323	20,226,485
Enterprise Products Partners LP	791,786	23,048,891
MPLX LP	498,833	22,178,115
Permian Resources Corporation	1,139,334	15,506,336
		80,959,827
Financial - 3.9%
Arthur J. Gallagher & Company	67,245	18,920,726
BlackRock, Inc.	28,000	26,586,280
Cboe Global Markets, Inc.	73,367	15,030,697
CME Group, Inc.	93,391	20,606,724
		81,144,427
Industrial - 18.5%
A.O. Smith Corporation	174,567	15,681,354
Advanced Drainage Systems, Inc.	96,093	15,101,976
Allegion PLC	103,631	15,103,182
AMETEK, Inc.	98,732	16,953,272
Comfort Systems USA, Inc.	38,687	15,101,470
CRH PLC	215,288	19,965,809
FedEx Corporation	85,074	23,283,052
General Dynamics Corporation	70,612	21,338,946
Graco, Inc.	171,997	15,051,457
Honeywell International, Inc.	123,934	25,618,397
Huntington Ingalls Industries, Inc.	57,733	15,263,451
Jabil, Inc.	138,807	16,633,243
Lincoln Electric Holdings, Inc.	77,263	14,836,041
Lockheed Martin Corporation	43,244	25,278,713
Masco Corporation	186,201	15,629,712
Owens Corning	93,650	16,531,098
Packaging Corporation of America	71,495	15,400,023
Smurfit WestRock PLC	353,333	17,461,717
Teledyne Technologies, Inc.(a)	35,918	15,719,872
Textron, Inc.	180,362	15,976,466
TopBuild Corporation(a)	37,600	15,296,056
Westinghouse Air Brake Technologies Corporation	91,669	16,662,674
		383,887,981
Technology - 16.7%
Amdocs, Ltd.	172,959	15,130,453
Applied Materials, Inc.	136,280	27,535,374
Broadridge Financial Solutions, Inc.	75,079	16,144,237
Cognizant Technology Solutions Corporation - Class A	230,012	17,752,326

The accompanying notes are an integral part of these financial statements.

6

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Dropbox, Inc. - Class A(a)	599,486	$15,244,929
Electronic Arts, Inc.	117,889	16,909,998
EPAM Systems, Inc.(a)	73,820	14,692,395
Fidelity National Information Services, Inc.	213,682	17,895,867
Lam Research Corporation	28,445	23,213,396
NetApp, Inc.	132,669	16,385,948
ON Semiconductor Corporation(a)	239,621	17,398,881
Paychex, Inc.	142,650	19,142,203
Qorvo, Inc.(a)	143,185	14,791,011
QUALCOMM, Inc.	194,415	33,060,271
Salesforce, Inc.	126,205	34,543,571
Skyworks Solutions, Inc.	159,267	15,730,802
SS&C Technologies Holdings, Inc.	216,053	16,033,293
Zoom Video Communications, Inc. - Class A(a)	213,287	14,874,635
		346,479,590
TOTAL COMMON STOCKS (Cost $1,846,843,431)		2,070,340,638
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.82%(c)	1,669,114	1,669,114
TOTAL SHORT-TERM INVESTMENTS (Cost $1,669,114)		1,669,114
TOTAL INVESTMENTS - 100.0% (Cost $1,848,512,545)		$2,072,009,752
Other Assets in Excess of Liabilities - 0.0%(d)		955,131
TOTAL NET ASSETS - 100.0%		$2,072,964,883

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 7 in the Notes to Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

DISTILLATE CAPITAL ETFs
Statements of Assets and Liabilities
September 30, 2024

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
ASSETS:
Investments, at value	$36,390,407	$99,079,059	$2,072,009,752
Dividends receivable	138,333	23,952	1,521,217
Receivable for investments sold	32,896	—	—
Receivable for transaction fee	1,920	—	—
Interest receivable	559	1,366	40,953
Foreign currency, at value	12	—	—
Receivable for fund shares sold	—	—	4,253,692
Total assets	36,564,127	99,104,377	2,077,825,614
LIABILITIES:
Payable for investments purchased	271,163	—	4,209,706
Payable to adviser	15,897	44,931	651,025
Total liabilities	287,060	44,931	4,860,731
NET ASSETS	$36,277,067	$99,059,446	$2,072,964,883
Net Assets Consists of:
Paid-in capital	$38,395,166	$100,738,221	$1,896,799,069
Total distributable earnings/(accumulated losses)	(2,118,099)	(1,678,775)	176,165,814
Total net assets	$36,277,067	$99,059,446	$2,072,964,883
Net assets	$36,277,067	$99,059,446	$2,072,964,883
Shares issued and outstanding	1,400,000	2,750,000	36,550,000
Net asset value per share	$25.91	$36.02	$56.72
Cost:
Investments, at cost	$33,218,487	$96,467,809	$1,848,512,545
Foreign currency, at cost	$12	$—	$—

The accompanying notes are an integral part of these financial statements.

8

DISTILLATE CAPITAL ETFs
Statements of Operations
For the Year Ended September 30, 2024

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
INVESTMENT INCOME:
Dividend income	$1,099,839	$1,265,719	$31,468,389
Less: Dividend withholding taxes	(112,592)	—	—
Less: Issuance fees	(4,972)	—	(886)
Interest income	5,409	7,165	293,420
Total investment income	987,684	1,272,884	31,760,923
EXPENSES:
Investment advisory fee	185,585	360,536	6,577,459
Income tax expense	—	1,192	—
Total expenses	185,585	361,728	6,577,459
Net investment income	802,099	911,156	25,183,464
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(272,390)	(4,237,173)	(25,929,570)
In-kind redemptions	2,198,182	10,737,279	243,281,413
Foreign currency	(98,846)	—	—
Net realized gain	1,826,946	6,500,106	217,351,843
Net change in unrealized appreciation on:
Investments	4,169,888	879,537	173,264,880
Foreign currency	1,679	—	—
Net change in unrealized appreciation	4,171,567	879,537	173,264,880
Net realized and unrealized gain	5,998,513	7,379,643	390,616,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,800,612	$8,290,799	$415,800,187

The accompanying notes are an integral part of these financial statements.

9

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets

	Distillate International Fundamental Stability & Value ETF		Distillate Small/Mid Cash Flow ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Period Ended September 30, 2023(a)
OPERATIONS:
Net investment income	$802,099	$517,893	$911,156	$244,231
Net realized gain/(loss)	1,826,946	(2,330,657)	6,500,106	1,238,096
Net change in unrealized appreciation	4,171,567	4,636,674	879,537	1,731,713
Net increase in net assets from operations	6,800,612	2,823,910	8,290,799	3,214,040
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(736,427)	(558,043)	(866,572)	(244,803)
Total distributions to shareholders	(736,427)	(558,043)	(866,572)	(244,803)
CAPITAL TRANSACTIONS:
Subscriptions	10,688,455	14,685,605	121,802,315	41,580,045
Redemptions	(9,805,265)	(7,381,440)	(60,811,863)	(13,904,515)
ETF transaction fees (See Note 6)	6,306	12,981	—	—
Net increase/(decrease) in net assets from capital transactions	889,496	7,317,146	60,990,452	27,675,530
Net increase in net assets	6,953,681	9,583,013	68,414,679	30,644,767
NET ASSETS:
Beginning of the period	29,323,386	19,740,373	30,644,767	—
End of the period	$ 36,277,067	$29,323,386	$99,059,446	$30,644,767
SHARES TRANSACTIONS
Subscriptions	450,000	650,000	3,525,000	1,500,000
Redemptions	(400,000)	(400,000)	(1,775,000)	(500,000)
Total increase in shares outstanding	50,000	250,000	1,750,000	1,000,000

(a)	Inception date of the Fund was October 5, 2022.
The accompanying notes are an integral part of these financial statements.

10

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets(Continued)

	Distillate U.S. Fundamental Stability & Value ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023
OPERATIONS:
Net investment income	$25,183,464	$14,495,148
Net realized gain/(loss)	217,351,843	(13,471,833)
Net change in unrealized appreciation	173,264,880	171,649,092
Net increase in net assets from operations	415,800,187	172,672,407
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(24,424,673)	(14,944,880)
Total distributions to shareholders	(24,424,673)	(14,944,880)
CAPITAL TRANSACTIONS:
Subscriptions	1,348,465,867	467,070,323
Redemptions	(949,186,077)	(64,072,118)
ETF transaction fees (See Note 6)	10	—
Net increase/(decrease) in net assets from capital transactions	399,279,800	402,998,205
Net increase in net assets	790,655,314	560,725,732
NET ASSETS:
Beginning of the year	1,282,309,569	721,583,837
End of the year	$ 2,072,964,883	$1,282,309,569
SHARES TRANSACTIONS
Subscriptions	26,175,000	10,700,000
Redemptions	(18,350,000)	(1,550,000)
Total increase in shares outstanding	7,825,000	9,150,000

The accompanying notes are an integral part of these financial statements.

11

Distillate International Fundamental Stability & Value ETF
Financial Highlights

	Year Ended September 30,			Period Ended September 30, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.72	$17.95	$25.08	$25.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.56	0.55	0.72	0.59
Net realized and unrealized gain/(loss) on investments(g)	4.14	3.77	(7.21)	(0.12)
Total from investment operations	4.70	4.32	(6.49)	0.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.56)	(0.64)	(0.44)
Total distributions	(0.51)	(0.56)	(0.64)	(0.44)
ETF transaction fees per share	0.00(c)	0.01	0.00(c)	0.00(c)
Net asset value, end of period	$25.91	$21.72	$17.95	$25.08
Total return(d)	21.89%	24.22%	−26.26%	1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,277	$29,323	$19,740	$22,568
Ratio of expenses to average net assets(e)	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(e)	2.38%	2.53%	3.12%	2.78%
Portfolio turnover rate(d)(f)	117%	75%	102%	57%

(a)	Inception date of the Fund was December 14, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

Distillate Small/Mid Cash Flow ETF
Financial Highlights

	Year Ended September 30, 2024	Period Ended September 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.64	$24.90
INVESTMENT OPERATIONS:
Net investment income(b)	0.48	0.37
Net realized and unrealized gain on investments(f)	5.31	5.69
Total from investment operations	5.79	6.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.32)
Total distributions	(0.41)	(0.32)
Net asset value, end of period	$36.02	$30.64
Total return(c)	18.91%	24.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,059	$30,645
Ratio of expenses to average net assets(d)	0.55%	0.55%
Ratio of net investment income to average net assets(d)	1.39%	1.28%
Portfolio turnover rate(c)(e)	114%	66%

(a)	Inception date of the Fund was October 5, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

Distillate U.S. Fundamental Stability & Value ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$44.64	$36.86	$40.96	$32.61	$27.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.76	0.62	0.58	0.46	0.44
Net realized and unrealized gain/(loss) on investments(d)	12.04	7.78	(4.17)	8.51	4.61
Total from investment operations	12.80	8.40	(3.59)	8.97	5.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.62)	(0.51)	(0.62)	(0.30)
Total distributions	(0.72)	(0.62)	(0.51)	(0.62)	(0.30)
ETF transaction fees per share	0.00(b)	—	0.00(b)	—	—
Net asset value, end of year	$56.72	$44.64	$36.86	$40.96	$32.61
Total return	28.82%	22.87%	−8.91%	27.68%	18.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,072,965	$1,282,310	$721,584	$373,774	$179,355
Ratio of expenses to average net assets	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	1.49%	1.43%	1.36%	1.17%	1.45%
Portfolio turnover rate(c)	87%	95%	78%	73%	58%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

14

Distillate Capital ETFs
Notes to Financial Statements
September 30, 2024
NOTE 1 – ORGANIZATION
Distillate International Fundamental Stability & Value ETF, Distillate Small/Mid Cash Flow ETF, and Distillate U.S. Fundamental Stability & Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Distillate International Fundamental Stability & Value ETF and Distillate U.S. Fundamental Stability & Value ETF is to seek long-term capital appreciation. The investment objective of Distillate Small/Mid Cash Flow ETF is to seek capital appreciation. Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020, Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022 and Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018.
The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to Financial Statements is the fiscal year from October 1, 2023 through September 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1  –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

15

Distillate Capital ETFs
Notes to Financial Statements
September 30, 2024(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Distillate International Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$34,566,680	$1,094,824	$ —	$35,661,504
Preferred Stocks	448,142	—	—	448,142
Warrants	—	—	0	0
Money Market Funds	280,761	—	—	280,761
Total Investments	$35,295,583	$1,094,824	$0	$36,390,407

Distillate Small/Mid Cash Flow ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$97,447,450	$—	$—	$97,447,450
Master Limited Partnerships	1,444,185	—	—	1,444,185
Money Market Funds	187,424	—	—	187,424
Total Investments	$99,079,059	$ —	$ —	$99,079,059

Distillate U.S. Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$2,070,340,638	$—	$—	$2,070,340,638
Money Market Funds	1,669,114	—	—	1,669,114
Total Investments	$2,072,009,752	$ —	$ —	$2,072,009,752

Refer to the Schedule of Investments for further disaggregation of investment categories.

16

Distillate Capital ETFs
Notes to Financial Statements
September 30, 2024(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

17

Distillate Capital ETFs
Notes to Financial Statements
September 30, 2024(Continued)
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. For the fiscal year ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Distillate International Fundamental Stability & Value ETF	$(2,108,212)	$2,108,212
Distillate Small/Mid Cash Flow ETF	(10,126,764)	10,126,764
Distillate U.S. Fundamental Stability & Value ETF	(227,047,374)	227,047,374

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Effective May 1, 2024, Vident Asset Management only serves as the Sub-Adviser for Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF each pay the Adviser at an annual rate of 0.55% based on each Fund’s average daily net assets and Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Distillate International Fundamental Stability & Value ETF	$40,251,312	$39,082,165
Distillate Small/Mid Cash Flow ETF	75,537,188	75,551,208
Distillate U.S. Fundamental Stability & Value ETF	1,568,448,233	1,467,053,281

18

Distillate Capital ETFs
Notes to Financial Statements
September 30, 2024(Continued)
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate International Fundamental Stability & Value ETF	$9,458,411	$9,666,586
Distillate Small/Mid Cash Flow ETF	121,435,243	60,426,447
Distillate U.S. Fundamental Stability & Value ETF	1,250,888,072	947,823,787

NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2024 were as follows:

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
Tax cost of investments	$33,767,478	$97,677,896	$1,867,079,547
Gross tax unrealized appreciation	4,079,190	7,970,609	248,000,328
Gross tax unrealized depreciation	(1,455,395)	(6,569,446)	(43,070,123)
Net tax unrealized appreciation (depreciation)	2,623,795	1,401,163	204,930,205
Undistributed ordinary income	131,869	81,340	1,174,661
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(4,873,763)	(3,161,278)	(29,939,052)
Distributable earnings (accumulated losses)	(2,118,099)	(1,678,775)	176,165,814

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing losses on wash sales and the tax treatment of partnership investments.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of September 30, 2024, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate International Fundamental Stability & Value ETF	$3,284,331	$1,589,432
Distillate Small/Mid Cash Flow ETF	2,730,215	431,063
Distillate U.S. Fundamental Stability & Value ETF	3,964,718	25,974,334

During the fiscal year ended September 30, 2024, Distillate International Fundamental Stability & Value ETF utilized $70,875 of short-term capital loss carryforward that was available as of September 30, 2023.
The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2024 and fiscal year/period ended September 30, 2023 were as follows:

	Ordinary Income
	Year Ended September 30, 2024	Year/Period Ended September 30, 2023
Distillate International Fundamental Stability & Value ETF	$736,427	$558,043
Distillate Small/Mid Cash Flow ETF	866,572	244,803
Distillate U.S. Fundamental Stability & Value ETF	24,424,673	14,944,880

19

Distillate Capital ETFs
Notes to Financial Statements
September 30, 2024(Continued)
NOTE 6 – SHARE TRANSACTIONS
Shares of Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are listed and trade on the New York Stock Exchange (“NYSE”). Shares of Distillate U.S. Fundamental Stability & Value ETF are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Distillate International Fundamental Stability & Value ETF is $1,000, payable to the Custodian. The standard fixed transaction fee for Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
Sector Risk (Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

20

DISTILLATE CAPITAL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Distillate Capital ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Distillate International Fundamental Stability & Value ETF, Distillate Small/Mid Cash Flow ETF, and Distillate U.S. Fundamental Stability & Value ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Distillate International Fundamental Stability & Value ETF	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, 2022 and for the period from December 14, 2020 (commencement of operations) to September 30, 2021
Distillate Small/Mid Cash Flow ETF	For the year ended September 30, 2024	For the year ended September 30, 2024 and for the period from October 5, 2022 (commencement of operations) to September 30, 2023
Distillate U.S. Fundamental Stability & Value ETF	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, 2022, 2021, and 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2024

21

Distillate Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on
July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners LLC (the “Adviser”) and the Trust, on behalf of Distillate U.S. Fundamental Stability & Value ETF, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding the past investment performance of each Fund for periods ended March 31, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each

22

Distillate Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
Distillate U.S. Fundamental Stability & Value ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500® Index, for the three-year, five-year, and since inception periods, but the Fund underperformed the same benchmark over the one-year period. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, is actively managed and selects large-cap equities of U.S. companies based on a company’s valuation and the volatility of its cash flows.
The Board then noted that, for the one-, three-, and five-year periods ended March 31, 2024, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Large Blend category. The Board took into consideration that the ETFs that comprise the Peer Group are mostly funds assigned to the Morningstar US Fund Large Value category. The Board also noted that the Fund generally outperformed most of the funds in the Selected Peer Group for the one-, three-, and five-year periods ended March 31, 2024. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs that focus on value and risk factors. In addition, the Board noted that the Fund converted from passive to active management on April 3, 2023, and all Fund performance prior to that date reflects the Fund’s prior investment objective and passively managed strategy.
Distillate International Fundamental Stability & Value ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Morningstar Global Markets ex-US Index, for the one- and three-year periods. The Morningstar Global Markets ex-US Index provides an indication of the performance of stocks located in the developed and emerging market countries across the world (excluding the United States). In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, is actively managed and selects large- and mid-cap equities of non-U.S. securities based on a company’s valuation and the volatility of its cash flows.
The Board then noted that, for the one- and three-year periods ended March 31, 2024, the Fund underperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Foreign Large Blend category. The Board took into consideration that the Peer Group is also comprised primarily of funds assigned to the same Morningstar US Fund Foreign Large Blend category. The Board also noted that the Fund underperformed all of the funds in its Selected Peer Group for the one- and three-year periods ended March 31, 2024. The Board considered that nearly all of the funds included in the Selected Peer Group were described by the Adviser as index-based ETFs that invest internationally and focus on value and risk factors. In addition, the Board noted that the Fund converted from passive to active management on April 3, 2023, and all Fund performance prior to that date reflects the Fund’s prior investment objective and passively managed strategy.
Distillate Small/Mid Cash Flow ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Morningstar US Small Cap Index, for the one-year and since inception periods. The Morningstar US Small Cap Index provides an indication of the performance of U.S. small-cap stocks. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, is actively managed and selects small- and mid-cap equities of U.S. securities based on a company’s valuation and the volatility of its cash flows.
The Board then noted that, for the one-year period ended March 31, 2024, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Small Value category. The Board took into consideration that some of the ETFs that comprise the Peer Group are funds assigned to different Morningstar categories, including the US Fund Mid-Cap Value and Mid-Cap Blend categories. The Board also noted that the Fund outperformed all of the funds in its Selected Peer Group for the one-year period ended March 31, 2024. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs that focus on value factors. The Board then noted that the Fund commenced operations on August 22, 2022, less than two years prior to March 31, 2024, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage,

23

Distillate Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
Distillate U.S. Fundamental Stability & Value ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
Distillate International Fundamental Stability & Value ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
Distillate Small/Mid Cash Flow ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the unitary fee structure for each Fund did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Distillate International Fundamental Stability & Value ETF (DSTX)
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on
July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved an increase to the minimum charge associated with the sub-advisory fee payable to Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA” or the “Sub-Adviser”) by Distillate Capital Partners LLC (the “Adviser”) as part of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Adviser, the Sub-Adviser, and the Trust, with respect to the Distillate International Fundamental Stability & Value ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and VA regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by VA; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by VA or its affiliates from services rendered to the Fund; (iv) comparative performance, fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”);

24

Distillate Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
(v) the extent to which any economies of scale realized by VA in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to VA and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that VA, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as sub-adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be approved. The Board also noted that VA provides investment sub-advisory services to other series of the Trust, and, over the course of the year, VA provided written and oral updates to the Board with respect to its sub-advisory services to those funds.
The Board then met with representatives of the Adviser at the Meeting to further discuss the proposed sub-advisory fee change. The Adviser confirmed that the change in sub-advisory fee would not (1) result in a change in the type or level of services provided by the Adviser and the Sub-Adviser to the Fund, or (2) increase the costs incurred by Fund shareholders. The Adviser noted that the sub-advisory fee is paid by the Adviser from its unitary advisory fee, not the Fund, and the proposed minimum sub-advisory fee level reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Adviser further explained the rationale for the increase in the minimum sub-advisory fee charge, noting that the fee increase would better reflect market rates and be more sustainable given the resources committed by the Sub-Adviser in its management of the Fund, which in turn would serve the long-term interests of Fund shareholders.
The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that VA had provided investment management services to the Fund. In considering the nature, extent, and quality of the services provided by VA, the Board considered the quality of VA’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of VA’s compliance program. The Board also considered its previous experience with VA providing investment management services to the Fund. The Board noted that it had previously received a copy of VA’s registration form and financial statements, as well as VA’s response to a detailed series of questions that included, among other things, information about VA’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that VA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Fund’s assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered VA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services. The Board also considered the Adviser’s statements that the scope and quality of services provided to the Fund by VA would not diminish as a result of the proposed increase in the minimum sub-advisory fee level.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the past investment performance of the Fund for periods ended March 31, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the Fund.

25

Distillate Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
The Board noted that the Fund underperformed its broad-based benchmark, the Morningstar Global Markets ex-US Index, for the one-year and three-year periods. The Morningstar Global Markets ex-US Index provides an indication of the performance of stocks located in the developed and emerging market countries across the world (excluding the United States). In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, is actively managed and selects large- and mid-cap equities of non-U.S. securities based on a company’s valuation and the volatility of its cash flows.
The Board then noted that, for the one- and three-year periods ended March 31, 2024, the Fund underperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Foreign Large Blend category. The Board took into consideration that the Peer Group is also comprised primarily of funds assigned to the same Morningstar US Fund Foreign Large Blend category. The Board also noted that the Fund underperformed all of the funds in its Selected Peer Group for the one- and three-year periods ended March 31, 2024. The Board considered that nearly all of the funds included in the Selected Peer Group were described by the Adviser as index-based ETFs that invest internationally and focus on value and risk factors. In addition, the Board noted that the Fund converted from passive to active management on April 3, 2023, and all Fund performance prior to that date reflects the Fund’s prior investment objective and passively managed strategy.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund, including the proposed increase in the minimum sub-advisory fee level. The Board observed that the proposed change to the sub-advisory fee would not result in an increase in the level of the management fee payable by the Fund. The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board further took into consideration that it had recently evaluated a comparison of the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group, and the Board had found that the Fund’s net expense ratio was within the range of net expense ratios for each of its Peer Groups.
The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other international exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser had previously provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account analyses of the Sub-Adviser’s profitability with respect to the Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that the Fund’s sub-advisory fee rate schedule includes breakpoints that are initiated as Fund assets grow. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from such breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement, including the increase in the minimum sub-advisory fee level for the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

26

Distillate Capital ETFs
Additional Information (Unaudited)
1. Federal Tax Information
For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate International Fundamental Stability & Value ETF	100.00%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024 was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	0.00%
Distillate U.S. Fundamental Stability & Value ETF	0.00%

2. Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate International Fundamental Stability & Value ETF	$112,705	$0.08050357	100%
Distillate Small/Mid Cash Flow ETF	—	—	—
Distillate U.S. Fundamental Stability & Value ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
3. INFORMATION ABOUT PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

27

Distillate Capital ETFs
Additional Information (Unaudited)(Continued)
4. INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
5. FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

28

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/06/2024

* Print the name and title of each signing officer under his or her signature.